February 11, 2013

VIA EDGAR

Securities and Exchange Commission

Washington, D.C. 20549

Re: Registration Statement on Form S-1

To Whom It May Concern:

Today Blue Water Restaurant Group, Inc. (“Registrant”) filed a Registration Statement on Form S-1 with the Commission via the EDGAR filing system.  In order to expedite the review process and facilitate our responses to any comments the Staff may have regarding this Registration Statement, we ask that all comment letters be e-mailed to the following persons:

1)

Michael Hume

mike@bluewaterrestaurantgroup.com

President and CEO

Blue Water Restaurant Group, Inc.

2)

John Ki, Esq.

jki@ki-hwang.com

3)

J. Scott Sitra

scott@taurusfp.com

If you have any questions or need further confirmation of our wishes, please do not hesitate to contact me immediately.

Sincerely,

/s/ Michael Hume

Michael Hume

President and CEO

Enclosures